Dividends on ordinary shares (Narrative) (Details) - GBP (£) £ / shares in Units, £ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Repurchase of shares		£ (700)
Share buyback | Maximum
Disclosure of classes of share capital [line items]
Repurchase of shares	£ 500
Ordinary share capital
Disclosure of classes of share capital [line items]
Interim dividends, per share		£ 0.020	£ 0
Number of shares comprising, one american depository share		4
Repurchase of shares		£ (94)
Qualifying American Despository Shares
Disclosure of classes of share capital [line items]
Interim dividends, per share		£ 0.080